Supplemental Oil and Gas Information (Unaudited) Proved Reserves Summary (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 MBbls	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Reserve Quantities [Line Items]
Twelve month average oil price	$ 96.94
Twelve month average natural gas price	$ 3.66
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Net	12,984	11,522	8,696
Proved Developed and Undeveloped Reserves, Extensions, Discoveries, and Additions	2,712	1,405	215
Proved Developed and Undeveloped Reserves, Purchases of Minerals in Place		104	3,830
Proved Developed and Undeveloped Reserves, Production	(1,222)	(1,184)	(1,118)
Proved Developed and Undeveloped Reserves, Sales of Minerals in Place		0
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates	(932)	1,137	(101)
Proved Developed and Undeveloped Reserves, Net	13,542	12,984	11,522
Proved Developed Reserves (Volume)	10,153	10,993	10,271	8,299
Proved Undeveloped Reserve (Volume)	3,389	1,991	1,251	397
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Net	194,429	234,022	38,382
Proved Developed and Undeveloped Reserves, Extensions, Discoveries, and Additions	29,137	31,524	14,523
Proved Developed and Undeveloped Reserves, Purchases of Minerals in Place		128	198,826
Proved Developed and Undeveloped Reserves, Production	(12,804)	(16,443)	(12,636)
Proved Developed and Undeveloped Reserves, Sales of Minerals in Place		(13,331)
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates	(33,536)	(41,471)	(5,073)
Proved Developed and Undeveloped Reserves, Net	177,226	194,429	234,022
Proved Developed Reserves (Volume)	126,950	136,545	165,269	29,686
Proved Undeveloped Reserve (Volume)	50,276	57,884	68,753	8,696
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Net	12,866	11,347	6,176
Proved Developed and Undeveloped Reserves, Extensions, Discoveries, and Additions	3,180	2,136	903
Proved Developed and Undeveloped Reserves, Purchases of Minerals in Place		18	4,815
Proved Developed and Undeveloped Reserves, Production	(1,156)	(1,121)	(805)
Proved Developed and Undeveloped Reserves, Sales of Minerals in Place		0
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates	(253)	486	258
Proved Developed and Undeveloped Reserves, Net	14,637	12,866	11,347
Proved Developed Reserves (Volume)	10,766	10,445	9,307	5,758
Proved Undeveloped Reserve (Volume)	3,871	2,421	2,040	418